2. LIQUIDITY (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
LiquidityDetailsAbstract
Working capital	$ (2,496,000)		$ (14,169,000)
Accumulated deficit	(79,335,907)		(74,832,557)	(61,475,325)
Derivative liability reclassified into equity	$ 10,679,067	$ 106,501	$ 1,456,187	$ 45,081